Cover	May 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2020
Entity Registrant Name	SAN DIEGO GAS & ELECTRIC COMPANY
Entity Incorporation, State or Country Code	CA
Entity File Number	1-03779
Entity Tax Identification Number	95-1184800
Entity Address, Address Line One	8326 Century Park Court
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	(619)
Local Phone Number	696-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000086521
Amendment Flag	false